Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of rights over leased assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [member]
Categories
Gross Balance	$ 124,978	$ 123,215
Accumulated Depreciation	(46,743)	(33,560)
Net Balance	78,235	89,655
Floor space for ATMs [member]
Categories
Gross Balance	42,051	40,445
Accumulated Depreciation	(25,566)	(16,496)
Net Balance	16,485	23,949
Improvements to leased properties [member]
Categories
Gross Balance	26,066	26,579
Accumulated Depreciation	(20,598)	(21,354)
Net Balance	5,468	5,225
Total [member]
Categories
Gross Balance	193,095	190,239
Accumulated Depreciation	(92,907)	(71,410)
Net Balance	$ 100,188	$ 118,829